UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period:   9/30/14

Item 1.  Reports to Stockholders.

ANNUAL REPORT

September 30, 2014

Even Keel Explorer Managed Risk Fund

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

www.EvenKeelInvestments.com
1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Even Keel Managed Risk Funds - Annual Report
Letter to the Shareholders

Dear Shareholders,

Investors over the past year have continued to benefit from equity investments as global stock markets have continued their impressive course from the previous year through September 30, 2014. The S&P 500 Index retuned 19.73% during the fiscal year beginning October 1, 2013 through September 30, 2014, the FTSE Developed excluding North America Index returned 4.24% and the FTSE Emerging Index returned 6.51% on a total return basis. In more recent months, there has been an increase in economic weakness out of Europe which has caused the Euro to depreciate against the dollar and in the final weeks of September global market volatility including the United States has begun to rise.

The Even Keel Investments Fund Family seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines. This is achieved by the implementation of the Milliman Managed Risk StrategyTM within each Even Keel fund. The Milliman Managed Risk StrategyTM is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the fund. A Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to a Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy.

Since the inception of the Even Keel Managed Risk Funds on November 25, 2013 through September 30, 2014, the Funds have performed as expected. The equity markets have experienced multiple “V” shaped markets in the first half of 2014, which can be a challenging market environment for the Milliman Managed Risk StrategyTM and as well as other funds’ risk management strategies. Since the Even Keel Managed Risk Funds’ inception:

●	The Even Keel Explorer Managed Risk Fund Class A returned 1.97%, while its benchmarks the FTSE Emerging Markets Index and the Blended Emerging Markets Benchmark[3] returned 4.03% and 4.08%, respectively.

●	The Even Keel Managed Risk Fund Class A returned 4.21%, while its benchmarks S&P 500 Total Return Index and the S&P Balanced Equity and Bond – Moderate Index returned 11.33% and 7.49%, respectively.

●	The Even Keel Opportunities Managed Risk Fund Class A returned 2.80%, while its benchmarks the S&P Midcap 400 Index and the Blended Midcap Benchmark[1] returned 6.29% and 4.03%, respectively.

●	The Even Keel Traveler Managed Risk Fund Class A, our international developed equity strategy, returned -3.04%, while its benchmarks the FTSE Developed Markets excluding North American Index and the Blended International Benchmark[2] returned 0.64% and 2.18%, respectively.

From everyone at Milliman Financial Risk Management LCC, we thank you for your continued confidence and investment in the Even Keel Investments Fund Family.

Sincerely,

Blake Graves, FRM	Zack Brown, CFA, FRM
Portfolio Manager	Portfolio Manager

Milliman Financial Risk Management LLC

[1]	Blended Midcap Benchmark: 35% S&P Midcap 400 Index + 15% Russell 2000 Index + 50% Barclays US Aggregate Bond Index

[2]	Blended International Benchmark: 50% FTSE Developed excluding North America Index + 50% Barclays US Aggregate Bond Index

[3]	Blended Emerging Market Benchmark: 50% FTSE Emerging Index + 50% Barclays US Aggregate Bond Index

6351-NLD-11/5/2014

1

Even Keel Explorer Managed Risk Fund
Portfolio Review (Unaudited)
September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Explorer Managed Risk Fund
Class A	1.97%
Class I	2.04%
FTSE Emerging Markets Index ***	4.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund’s total annual operating expense ratio is 1.12% for class A and 0.87% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939

**	Inception date is November 25, 2013.

***	The FTSE Emerging Markets Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	92.6%
Other/Cash & Cash Equivalents	7.4%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

2

Even Keel Managed Risk Fund
Portfolio Review (Unaudited)
September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Managed Risk Fund
Class A	4.21%
Class I	4.34%
S&P 500 Total Return Index ***	11.33%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund’s total annual operating expense ratio is 1.02% for class A and 0.77% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The S&P 500 Total Return Index is an index that measures the performance of 500 large-cap companies traded on the New York Stock Exchange or NASDAQ. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	92.7%
Other/Cash & Cash Equivalents	7.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

3

Even Keel Opportunities Managed Risk Fund
Portfolio Review (Unaudited)
September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Opportunities Managed Risk Fund
Class A	2.80%
Class I	3.00%
S&P Midcap 400 Index***	6.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund’s total annual operating expense ratio is 1.07% for class A and 0.82% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	92.8%
Other/Cash & Cash Equivalents	7.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

4

Even Keel Traveler Managed Risk Fund
Portfolio Review (Unaudited)
September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Traveler Managed Risk Fund
Class A	(3.04)%
Class I	(2.97)%
FTSE Developed Markets Ex North America Index***	0.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund’s total annual operating expense ratio is 1.07% for class A and 0.82% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The FTSE Developed Markets ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	92.3%
Other/Cash & Cash Equivalents	7.7%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detail of the Fund’s holdings.

5

Even Keel Explorer Managed Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUND - 92.6%
	EQUITY FUND - 92.6%
22,506	Vanguard FTSE Emerging Markets ETF (Cost - $967,227)	$938,725

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENTS - 1.5%
	U.S. TREASURY SECURITIES - 1.5% *
10,000	United States Treasury Bill	0.01	12/18/2014	10,000
5,000	United States Treasury Bill	0.00	12/18/2014	5,000
	U.S. TREASURY SECURITIES (Cost - $15,000)			15,000

	TOTAL INVESTMENTS - 94.1% (Cost - $982,227) (b)			$953,725
	OTHER ASSETS AND LIABILITIES - NET - 5.9%			60,091
	TOTAL NET ASSETS - 100.0%			$1,013,816

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $982,227 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

ETF - Exchange Traded Fund

Unrealized appreciation:	$—
Unrealized depreciation:	(28,502)
Net unrealized depreciation:	$(28,502)

		Unrealized
Contracts		Appreciation
	OPEN SHORT FUTURES CONTRACTS
8	MSCI Emerging Markets Index Mini December 2014
	(Underlying Face Amount at Value $401,080)	$15,665
	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS	$15,665

*	All or a portion of these securities are held as collateral for futures contracts.

See accompanying notes to financial statements.

6

Even Keel Managed Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares				Value
	EXCHANGE TRADED FUND - 92.7%
	EQUITY FUND - 92.7%
19,546	Vanguard S&P 500 ETF (Cost - $3,466,160)			$3,529,812

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 0.5%
	U.S. TREASURY SECURITY - 0.5% *
20,000	United States Treasury Bill (Cost - $20,000)	0.01	12/18/2014	20,000

	TOTAL INVESTMENTS - 93.2% (Cost - $3,486,160) (b)			$3,549,812
	OTHER ASSETS AND LIABILITIES - NET - 6.8%			260,128
	TOTAL NET ASSETS - 100.0%			$3,809,940

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,486,160 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

ETF - Exchange Traded Fund

Unrealized appreciation:	$63,652
Unrealized depreciation:	—
Net unrealized appreciation:	$63,652

		Unrealized
Contracts		Depreciation
	OPEN LONG FUTURES CONTRACTS
2	S&P 500 E-Mini Future December 2014
	(Underlying Face Amount at Value $196,550)	$(2,165)
	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$(2,165)

*	All or a portion of this security is held as collateral for futures contracts.

See accompanying notes to financial statements.

7

Even Keel Opportunities Managed Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 92.8%
	EQUITY FUNDS -92.8%
3,946	Vanguard Mid-Cap ETF	$462,905
1,781	Vanguard Small-Cap ETF	197,032
	TOTAL EXCHANGE TRADED FUNDS (Cost - $663,187)	659,937

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 1.4%
	U.S. TREASURY SECURITY - 1.4%
10,000	United States Treasury Bill (Cost - $10,000)	0.01	12/18/2014	10,000

	TOTAL INVESTMENTS - 94.2% (Cost - $673,187) (b)			$669,937
	OTHER ASSETS AND LIABILITIES - NET - 5.8%			41,390
	TOTAL NET ASSETS - 100.0%			$711,327

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $673,218 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

ETF - Exchange Traded Fund

Unrealized appreciation:	$1,380
Unrealized depreciation:	(4,661)
Net unrealized depreciation	$(3,281)

See accompanying notes to financial statements.

8

Even Keel Traveler Managed Risk Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUND - 92.3%
	EQUITY FUND - 92.3%
20,080	Vanguard FTSE Developed Markets ETF (Cost - $859,833)	$798,180

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 1.2%
	U.S. TREASURY SECURITY - 1.2% *
10,000	United States Treasury Bill (Cost - $10,000)	0.01	12/18/2014	10,000

	TOTAL INVESTMENTS - 93.5% (Cost - $869,833) (b)			$808,180
	OTHER ASSETS AND LIABILITIES - NET - 6.5%			56,049
	TOTAL NET ASSETS - 100.0%			$864,229

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $869,833 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

ETF - Exchange Traded Fund

Unrealized appreciation:	$—
Unrealized depreciation:	(61,653)
Net unrealized depreciation	$(61,653)

		Unrealized
Contracts		Appreciation
	OPEN SHORT FUTURES CONTRACTS
2	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $183,970)	$2,645
	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS	$2,645

*	All or a portion of this security is held as collateral for futures contracts.

See accompanying notes to financial statements.

9

Even Keel Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

	Explorer	Managed Risk	Opportunities	Traveler
	Managed Risk Fund	Fund	Managed Risk Fund	Managed Risk Fund
ASSETS
Investment securities:
At cost	$982,227	$3,486,160	$673,187	$869,833
At value	$953,725	$3,549,812	$669,937	$808,180
Cash	58,392	260,692	103,077	47,754
Unrealized appreciation on futures contracts	15,665	—	—	2,645
Receivable for securities sold	—	—	23,463	—
Deposits with broker +	—	2,555	—	384
Dividends and interest receivable	9,808	—	—	4,257
Receivable for fund shares sold	51	141	63	54
Prepaid expenses and other assets	1,432	1,186	1,481	1,455
TOTAL ASSETS	1,039,073	3,814,386	798,021	864,729

LIABILITIES
Due to broker - variation margin	3,114	—	—	—
Payable for investments purchased	21,453	—	86,333	—
Unrealized depreciation on futures contracts	—	2,165	—	—
Advisory fees payable	482	1,554	214	327
Distribution (12b-1) fees payable	28	72	51	24
Payable to other affiliates	180	655	96	149
TOTAL LIABILITIES	25,257	4,446	86,694	500
NET ASSETS	$1,013,816	$3,809,940	$711,327	$864,229

Composition of Net Assets:
Paid in capital	$985,659	$3,688,356	$615,309	$910,732
Accumulated net realized gain on investments and futures contracts	40,994	60,097	99,268	12,505
Net unrealized appreciation (depreciation) of investments and futures contracts	(12,837)	61,487	(3,250)	(59,008)
NET ASSETS	$1,013,816	$3,809,940	$711,327	$864,229

Net Asset Value Per Share:
Class A Shares:
Net Assets	$121,736	$325,452	$224,886	$105,384
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,117	31,433	21,883	10,996
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.05	$10.35	$10.28	$9.58

Class I Shares:
Net Assets	$892,080	$3,484,488	$486,441	$758,845
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	88,822	336,523	47,247	79,909
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.04	$10.35	$10.30	$9.50

+	Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

10

Even Keel Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2014

	Explorer	Managed	Opportunities	Traveler
	Managed Risk Fund +	Risk Fund +	Managed Risk Fund +	Managed Risk Fund +
INVESTMENT INCOME
Dividends	$30,052	$35,335	$174	$36,369
Interest	41	31	34	37
TOTAL INVESTMENT INCOME	30,093	35,366	208	36,406

EXPENSES
Investment advisory fees	4,927	9,900	4,967	4,791
Distribution (12b-1) fee - Class A	114	346	222	108
Administrative services fees	1,895	3,808	1,910	1,843
TOTAL EXPENSES	6,936	14,054	7,099	6,742
Less: Fees waived by the Advisor	—	(812)	(672)	(642)
NET EXPENSES	6,936	13,242	6,427	6,100
NET INVESTMENT INCOME (LOSS)	23,157	22,124	(6,219)	30,306

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	109,426	81,556	69,501	41,113
Futures contracts	(67,831)	(20,794)	35,986	(28,022)
	41,595	60,762	105,487	13,091
Net change in unrealized appreciation (depreciation) of:
Investments	(28,502)	63,652	(3,250)	(61,653)
Futures contracts	15,665	(2,165)	—	2,645
	(12,837)	61,487	(3,250)	(59,008)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	28,758	122,249	102,237	(45,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,915	$144,373	$96,018	$(15,611)

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

11

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Explorer Managed Risk Fund	Managed Risk Fund
	For the Period Ended	For the Period Ended
	September 30, 2014 +	September 30, 2014 +
FROM OPERATIONS
Net investment income	$23,157	$22,124
Net realized gain on investments and futures contracts	41,595	60,762
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(12,837)	61,487
Net increase in net assets resulting from operations	51,915	144,373

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,707)	(1,373)
Class I	(22,051)	(21,416)
Net decrease in net assets resulting from distributions to shareholders	(23,758)	(22,789)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	122,631	318,412
Class I	1,904,229	5,077,351
Reinvestment of dividends:
Class A	1,707	1,373
Class I	22,051	21,416
Cost of shares redeemed
Class A	(725)	(3,408)
Class I	(1,064,234)	(1,726,788)
Net increase in net assets resulting from shares of beneficial interest	985,659	3,688,356

TOTAL INCREASE IN NET ASSETS	1,013,816	3,809,940

NET ASSETS
Beginning of Period	—	—
End of Period *	$1,013,816	$3,809,940
* Includes accumulated net investment income of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	12,020	31,627
Shares Reinvested	168	132
Shares Redeemed	(71)	(326)
Net increase in shares of beneficial interest outstanding	12,117	31,433

Class I:
Shares Sold	188,328	499,858
Shares Reinvested	2,163	2,075
Shares Redeemed	(101,669)	(165,410)
Net increase in shares of beneficial interest outstanding	88,822	336,523

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

12

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunities Managed Risk Fund	Traveler Managed Risk Fund
	For the Period Ended	For the Period Ended
	September 30, 2014 +	September 30, 2014 +
FROM OPERATIONS
Net investment income (loss)	$(6,219)	$30,306
Net realized gain on investments and futures contracts	105,487	13,091
Net change in unrealized (depreciation) on investments and futures contracts	(3,250)	(59,008)
Net increase (decrease) in net assets resulting from operations	96,018	(15,611)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,333)
Class I	—	(29,559)
Net decrease in net assets resulting from distributions to shareholders	—	(30,892)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	224,291	110,010
Class I	1,988,181	1,806,372
Reinvestment of dividends:
Class A	—	1,333
Class I	—	29,559
Cost of shares redeemed
Class A	(11)	(608)
Class I	(1,597,152)	(1,044,609)
Capital contribution by advisor (note 4)	—	8,675
Net increase in net assets resulting from shares of beneficial interest	615,309	910,732

TOTAL INCREASE IN NET ASSETS	711,327	864,229

NET ASSETS
Beginning of Period	—	—
End of Period *	$711,327	$864,229
* Includes accumulated net investment income of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	21,884	10,924
Shares Reinvested	—	133
Shares Redeemed	(1)	(61)
Net increase in shares of beneficial interest outstanding	21,883	10,996

Class I:
Shares Sold	197,025	179,465
Shares Reinvested	—	2,975
Shares Redeemed	(149,778)	(102,531)
Net increase in shares of beneficial interest outstanding	47,247	79,909

+	The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

13

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.34
Net realized and unrealized loss on investments and futures contracts (3)	(0.14)
Total from investment operations	0.20

Less distributions from:
Net investment income	(0.15)

Net asset value, end of period	$10.05

Total return (4)(5)(6)	1.97%

Net assets, at end of period (000s)	$122

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.97%
Ratio of net expenses to average net assets (8)(9)	0.97%
Ratio of net investment income to average net assets (8)(9)(10)	3.79%
Portfolio Turnover Rate (5)	155%

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.76%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

14

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.20
Net realized and unrealized gain on investments and futures contracts	0.01
Total from investment operations	0.21

Less distributions from:
Net investment income	(0.17)

Net asset value, end of period	$10.04

Total return (3)(4)(5)	2.04%

Net assets, at end of period (000s)	$892

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.72%
Ratio of net expenses to average net assets (7)(8)	0.72%
Ratio of net investment income to average net assets (7)(8)(9)	2.37%
Portfolio Turnover Rate (4)	155%

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.74%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

15

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments and futures contracts	0.34
Total from investment operations	0.42

Less distributions from:
Net investment income	(0.07)

Net asset value, end of period	$10.35

Total return (3)(4)	4.21%

Net assets, at end of period (000s)	$325

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.97%
Ratio of net expenses to average net assets (6)(7)	0.92%
Ratio of net investment income to average net assets (6)(7)(8)	0.93%
Portfolio Turnover Rate (4)	89%

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

16

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments and futures contracts	0.33
Total from investment operations	0.43

Less distributions from:
Net investment income	(0.08)

Net asset value, end of period	$10.35

Total return (3)(4)	4.34%

Net assets, at end of period (000s)	$3,484

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.72%
Ratio of net expenses to average net assets (6)(7)	0.67%
Ratio of net investment income to average net assets (6)(7)(8)	1.17%
Portfolio Turnover Rate (4)	89%

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

17

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized gain on investments and futures contracts	0.36
Total from investment operations	0.28

Net asset value, end of period	$10.28

Total return (3)(4)(5)	2.80%

Net assets, at end of period (000s)	$225

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.97%
Ratio of net expenses to average net assets (7)(8)	0.90%
Ratio of net investment loss to average net assets (7)(8)(9)	(0.90)%
Portfolio Turnover Rate (4)	244%

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.40%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

18

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain on investments and futures contracts	0.35
Total from investment operations	0.30

Net asset value, end of period	$10.30

Total return (3)(4)(5)	3.00%

Net assets, at end of period (000s)	$486

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.72%
Ratio of net expenses to average net assets (7)(8)	0.65%
Ratio of net investment loss to average net assets (7)(8)(9)	(0.62)%
Portfolio Turnover Rate (4)	244%

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.60%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

19

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.27
Net realized and unrealized loss on investments and futures contracts	(0.66)
Total from investment operations	(0.39)

Capital contribution by advisor (note 4)	0.09

Less distributions from:
Net investment income	(0.12)

Net asset value, end of period	$9.58

Total return (3)(4)(5)(6)	(3.04)%

Net assets, at end of period (000s)	$105

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.97%
Ratio of net expenses to average net assets (8)(9)	0.88%
Ratio of net investment income to average net assets (8)(9)(10)	3.17%
Portfolio Turnover Rate (4)	155%

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions,

(3)	if any.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.85)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.94)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

20

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (2)	0.28
Net realized and unrealized loss on investments and futures contracts	(0.66)
Total from investment operations	(0.38)

Capital contribution by advisor (note 4)	0.09

Less distributions from:
Net investment income	(0.21)

Net asset value, end of period	$9.50

Total return (3)(4)(5)(6)	(2.97)%

Net assets, at end of period (000s)	$759

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.72%
Ratio of net expenses to average net assets (8)(9)	0.65%
Ratio of net investment income to average net assets (8)(9)(10)	3.29%
Portfolio Turnover Rate (4)	155%

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions,

(3)	if any.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.79)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.88)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

21

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1.	ORGANIZATION

The Even Keel Explorer Managed Risk Fund (“Explorer Managed Risk”), Even Keel Managed Risk Fund (“Managed Risk”), Even Keel Opportunities Managed Risk Fund (“Opportunities Managed Risk”) and Even Keel Traveler Managed Risk Fund (“Traveler Managed Risk”) (each a “Fund”, collectively the “Funds”) are each a diversified series of shares of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on November 25, 2013. The investment objective of each Fund is to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

The Funds currently offer Class A and Class I shares. Class A and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

22

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

23

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2014 for the Funds’ assets and liabilities measured at fair value:

Explorer Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$938,725	$—	$—	$938,725
Short-Term Investments	—	15,000	—	15,000
Open Short Futures Contracts**	15,665	—	—	15,665
Total	$954,390	$15,000	$—	$969,390

Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,529,812	$—	$—	$3,529,812
Short-Term Investment	—	20,000	—	20,000
Total	$3,529,812	$20,000	$—	$3,549,812

Liabilities *	Level 1	Level 2	Level 3	Total
Open Long Futures Contracts**	$2,165	$—	$—	$2,165
Total	$2,165	$—	$—	$2,165
24

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Opportunities Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$659,937	$—	$—	$659,937
Short-Term Investment	—	10,000	—	10,000
Total	$659,937	$10,000	$—	$669,937

Traveler Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$798,180	$—	$—	$798,180
Short-Term Investment	—	10,000	—	10,000
Open Short Futures Contracts**	2,645	—	—	2,645
Total	$800,825	$10,000	$—	$810,825

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

*	Refer to the Portfolio of Investments for industry classification.

**	Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

25

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Funds in their 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended September 30, 2014, the Funds had the following realized gains (loss) from futures contracts reported in the statements of operations.

Fund	Realized Gain (Loss)
Explorer Managed Risk	$(67,831)
Managed Risk	(20,794)
Opportunities Managed Risk	35,986
Traveler Managed Risk	(28,022)
26

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

For the year ended September 30, 2014, the Funds had the following change in unrealized appreciation (depreciation) from futures contracts.

Fund	Appreciation (Depreciation)
Explorer Managed Risk	$15,665
Managed Risk	(2,165)
Traveler Managed Risk	2,645

The derivative instruments outstanding as of September 30, 2014 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. All derivative instruments disclosed in the Portfolios of Investments represent equity risk instruments.

Offsetting of Financial Assets and Derivative Assets

The following table presents each Fund’s liabilities derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2014.

Explorer Managed Risk Fund

	Gross Amounts of	Financial Instruments
Description	Recognized Assets	Pledged		Cash Collateral Pledged		Net Amount of Assets
Futures Contracts	$15,665	$15,665	(1)	$—		$—
Total	$15,665	$15,665		$—		$—

Managed Risk Fund

	Gross Amounts of	Financial Instruments
Description	Recognized Liabilities	Pledged		Cash Collateral Pledged		Net Amount of Assets
Futures Contracts	$2,165	$—	(1)	$2,165	(1)	$—
Total	$2,165	$—		$2,165		$—

Traveler Managed Risk Fund
	Gross Amounts of	Financial Instruments
Description	Recognized Assets	Pledged		Cash Collateral Pledged		Net Amount of Assets
Futures Contracts	$2,645	$2,645	(1)	$—		$—
Total	$2,645	$2,645		$—		$—

(1)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

27

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, were as follows:

Fund	Purchases	Sales
Explorer Managed Risk	$1,961,562	$1,103,759
Managed Risk	4,977,738	1,593,134
Opportunities Managed Risk	2,235,133	1,641,446
Traveler Managed Risk	1,870,709	1,051,987

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Funds’ investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.52% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), effective as of March 10, 2014 the Advisor has agreed, at least until March 31, 2015, to waive a portion of its management fees to ensure that the management fee of each Fund does not exceed the following percentage of the respective Fund’s net assets.

Fund	Management Fee After Waiver
Managed Risk Fund	0.47%
Opportunities Managed Risk Fund	0.42%
Traveler Managed Risk Fund	0.42%

The Trust, on behalf of each Fund, has adopted the Trust’s Master Distribution and shareholder serving plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

28

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the period ended September 30, 2014, the Funds incurred the following fees:

Fund	Fee
Explorer Managed Risk	$114
Managed Risk	346
Opportunities Managed Risk	222
Traveler Managed Risk	108

On July 7, 2014, the Advisor made a voluntary capital contribution of $8,675 into the Traveler Managed Risk Fund. This contribution is reflected on the Statement of Changes in net assets as Contribution from Advisor and the effect of the contribution is presented on the Financial Highlights.

On July 7, 2014, the advisor reimbursed the following Funds for losses incurred as a result of a trade error. The effect of the reimbursements is presented on the Financial Highlights.

Fund	Reimbursement
Explorer Managed Risk	$2,118
Opportunities Managed Risk	10,302
Traveler Managed Risk	8,688

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Even Keel Explorer Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Emerging Markets ETF. The Vanguard FTSE Emerging Markets ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard FTSE Emerging Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Emerging Markets ETF. The financial statements of the Vanguard FTSE Emerging Markets ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange

29

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the Fund invested 92.6% of its net assets in the Vanguard FTSE Emerging Markets ETF.

The Even Keel Managed Risk Fund currently invests a portion of its assets in the Vanguard S&P 500 ETF. The Vanguard S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard S&P 500 ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF. The financial statements of the Vanguard S&P 500 ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the Fund invested 92.7% of its net assets in the Vanguard S&P 500 ETF.

The Even Keel Opportunities Managed Risk Fund currently invests a portion of its assets in the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF. The Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF are registered under the 1940 Act as an open-end management investment companies. The Fund may redeem its investment from the Vanguard Mid-Cap ETF or Vanguard Small-Cap ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF. The financial statements of the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF, including the portfolios of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the Fund invested 65.1% and 27.7% of its net assets in the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF, respectively.

The Even Keel Traveler Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Developed Markets ETF. The Vanguard FTSE Developed Markets ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard FTSE Developed Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Developed Markets ETF. The financial statements of the Vanguard FTSE Developed Markets ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the Fund invested 92.3% of its net assets in the Vanguard FTSE Developed Markets ETF.

30

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)9 of the 1940 Act. As of September 30, 2014, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund was as follows:

Even Keel Explorer Managed Risk Fund

Vanguard Brokerage Services	54%

Even Keel Managed Risk Fund

TD Ameritrade Inc.	85%

Even Keel Opportunities Managed Risk Fund

TD Ameritrade Inc.	35%
Charles Schwab & Co. Inc.	27%
Vanguard Brokerage Services	27%

Even Keel Traveler Managed Risk Fund

Vanguard Brokerage Services	56%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the period ended September 30, 2014 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Explorer Managed Risk Fund	$23,758	$—	$23,758
Managed Risk Fund	22,789	—	22,789
Opportunities Managed Risk Fund	—	—	—
Traveler Managed Risk Fund	30,892	—	30,892

As of September 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Capital		Post October
	Undistributed	Undistributed	Loss	Other	Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Explorer Managed Risk Fund	$56,659	$—	$—	$—	$—	$(28,502)	$28,157
Managed Risk Fund	57,932	—	—	—	—	63,652	121,584
Opportunities Managed Risk Fund	83,889	15,410	—	—	—	(3,281)	96,018
Traveler Managed Risk Fund	15,150	—	—	—	—	(61,653)	(46,503)
31

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss), and accumulated net realized gain (loss) from investments and futures is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the period ended September 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Explorer Managed Risk Fund	$—	$601	$(601)
Managed Risk Fund	—	665	(665)
Opportunities Managed Risk Fund	—	6,219	(6,219)
Traveler Managed Risk Fund	—	586	(586)

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than finalization of the Plan of Reorganization on November 21, 2014 in which the Funds became series of Northern Lights Fund Trust II.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of the Even Keel Explorer Managed Risk Fund,
Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund,
And Even Keel Traveler Managed Risk Fund

We have audited the accompanying statements of assets and liabilities of the Even Keel Explorer Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, and Even Keel Traveler Managed Risk Fund (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust III, including the portfolios of investments, as of September 30, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period November 25, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the of the Even Keel Explorer Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, and Even Keel Traveler Managed Risk Fund as of September 30, 2014, and the results of their operations, the changes in their net assets and their financial highlights for the period November 25, 2013 through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 25, 2014
33

Even Keel Funds
EXPENSE EXAMPLES
September 30, 2014 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class A	Ratio	04-01-14	09-30-14	Period*	09-30-14	Period*
Even Keel Explorer Managed Risk	0.97%	$1,000.00	$1,028.90	$4.91	$1,020.23	$4.89
Even Keel Managed Risk	0.92%	$1,000.00	$1,035.60	$4.70	$1,020.45	$4.67
Even Keel Opportunities Managed Risk	0.90%	$1,000.00	$1,000.00	$4.51	$1,020.56	$4.55
Even Keel Traveler Managed Risk	0.88%	$1,000.00	$ 977.50	$4.38	$1,020.64	$4.48
34

Even Keel Funds
EXPENSE EXAMPLES (Continued)
September 30, 2014 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class I	Ratio	04-01-14	09-30-14	Period*	09-30-14	Period*
Even Keel Explorer Managed Risk	0.72%	$1,000.00	$1,029.90	$3.65	$1,021.47	$3.63
Even Keel Managed Risk	0.67%	$1,000.00	$1,036.80	$3.44	$1,021.69	$3.41
Even Keel Opportunities Managed Risk	0.65%	$1,000.00	$1,001.90	$3.25	$1,021.82	$3.28
Even Keel Traveler Managed Risk	0.65%	$1,000.00	$ 978.30	$3.22	$1,021.81	$3.29

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
35

Even Keel Funds
PROXY VOTING (Unaudited)
September 30, 2014

The Board of Directors of Northern Lights Fund Trust III (“NLFT III”) held a Special Meeting of the Shareholders of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund (the “Old Funds”), each a series of NLFT III, on October 31, 2014, which was adjourned and reconvened with respect to Even Keel Managed Risk Fund on November 21, 2014, for the purpose of approving an Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”), dated November 21, 2014 by and among NLFT III, on behalf of the Old Funds, Northern Lights Fund Trust II (“NLFT II”), on behalf of its newly created series the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund (the “New Funds”), and Milliman Financial Risk Management LLC, the investment adviser to the Old Funds and the investment adviser to the New Funds (the “Adviser”).

At the close of business September 16, 2014, the record date for the Special Meeting of Shareholders, there were issued and outstanding the following number of shares for each Old Fund:

Old Fund	Number of Shares
Even Keel Explorer Managed Risk Fund
Class A	12,066.1480
Class I	88,505.3060
Even Keel Managed Risk Fund
Class A	31,405.5550
Class I	322,646.8580
Even Keel Opportunities Managed Risk Fund
Class A	21,883.4380
Class I	37,525.8470
Even Keel Traveler Managed Risk
Class A	10,981.2620
Class I	79,793.3070

Accordingly, shares represented in person and by proxy at the Special Meeting equaled the following percentages of the outstanding shares of each Old Fund. Therefore, a quorum was present for each Old Fund.

Old Fund	Percentage of Outstanding Shares
Even Keel Explorer Managed Risk Fund	99.78%
Even Keel Managed Risk Fund	63.76%
Even Keel Opportunities Managed Risk Fund	99.74%
Even Keel Traveler Managed Risk	99.15%

36

Even Keel Funds
PROXY VOTING (Unaudited) (Continued)
September 30, 2014

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Even Keel Explorer Managed Risk Fund
For Approval: 97,360 shares voted
Against Approval: 0.00 shares voted
Abstained: 0.00 shares voted

Even Keel Managed Risk Fund
For Approval: 225,754 shares voted
Against Approval: 0.00 shares voted
Abstained: 0.00 shares voted

Even Keel Opportunities Managed Risk Fund
For Approval: 59,253 shares voted
Against Approval: 0.00 shares voted
Abstained: 0.00 shares voted

Even Keel Traveler Managed Risk Fund
For Approval: 90,002 shares voted
Against Approval: 0.00 shares voted
Abstained: 0.00 shares voted

37

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, 2004-2008); Legal Consultant, Jensen Consulting (2004-2008).	32	York Capital Corp.(July 2014 - Present); Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board Since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996- 2008).	32	Lifetime Achievement Fund, Inc. (February 2012 to April 2012).

9/30/14-NLFT III-V3

38

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Mark H. Taylor 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	131	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jerry Vincentini 1940	Trustee	Since February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	32	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II and Northern Lights Variable Trust.

9/30/14-NLFT III-V3

39

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 – 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 – 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7939.

9/30/14-NLFT III-V3

40

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

41

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

42

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45

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR
Milliman Financial Risk Management LLC
71 S Wacker Drive, 31st Floor
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 – $50,000

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 – $8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $8,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/08/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/08/14

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/08/14